Leases - Schedule of Cash Flow, Supplemental Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$ (44)	$ (37)	$ (35)
Operating cash flows used for finance leases	3	1	0
Financing cash flows used for finance leases	(26)	(23)	(10)
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	98	146	28
Finance leases	$ 56	$ 33	$ 21